Short-term and Long-term deposits	12 Months Ended
Dec. 31, 2019
Short-term and Long-term deposits
Deposit Assets Disclosures

6.    Short-term and Long-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Long-term deposits represent time deposits placed with banks with original maturities more than one year. The term deposits balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	December 31, 2018		December 31, 2019
		RMB		RMB
	Amount	equivalent	Amount	equivalent

Short-term deposits

RMB	2,100,000	2,100,000	4,500,003	4,500,003
US$	761,573	5,226,996	1,758,964	12,270,882
Total		7,326,996		16,770,885

Long-term deposits

RMB	1,000,000	1,000,000	—	—